Supplement to the
Fidelity® Balanced Fund
November 20, 2007
Prospectus

Fidelity Balanced Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

Effective October 1, 2008, the following information replaces the 4th and 5th bullets under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 3.

  With respect to the fund's equity investments, allocating the fund's assets across different market sectors, using different Fidelity managers.
  With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Balanced
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

20.22%	8.86%	5.32%	2.25%	-8.49%	28.24%	10.94%	10.68%	11.65%	8.99%

During the periods shown in the chart for Balanced:

Returns

Quarter ended

Highest Quarter Return	14.94%	June 30, 2003
Lowest Quarter Return	-10.89%	September 30, 2002
Year-to-Date Return	-7.29%	March 31, 2008

BAL-08-03 September 25, 2008
1.468108.116

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.

For the periods ended December 31, 2007

Past 1 year

Past 5 years

Past 10 years

Balanced
Return Before Taxes	8.99%	13.89%	9.47%
Return After Taxes on Distributions	7.22%	12.67%	7.60%
Return After Taxes on Distributions and Sale of Fund Shares	6.99%	11.74%	7.28%
S&P 500® (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
Fidelity Balanced Hybrid Composite Index (reflects no deduction for fees, expenses, or taxes)	4.13%	10.30%	6.91%
LipperSM Balanced Funds Average (reflects no deduction for sales charges or taxes)	5.93%	9.62%	5.63%

Effective October 1, 2008, the following information replaces the Fidelity Balanced Hybrid Composite Index description on page 5.

Fidelity Balanced Hybrid Composite Index is a hypothetical representation of the performance of the fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to represent the fund's investment categories when calculating the composite index: equity - the Russell 3000® Value Index and the Russell 3000 Index for periods prior to October 1, 2008, and the S&P 500 beginning October 1, 2008, and bond - the Lehman Brothers® U.S. Aggregate Index.

Effective October 1, 2008, the following information replaces the 4th paragraph under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 7.

FMR allocates the equity portion of the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities.

FMR expects the fund's equity sector allocations will approximate the sector weightings of the S&P 500. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

With respect to the fund's equity investments, FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on page 23.

FMR's Multi-Manager Group is lead manager of Balanced Fund.

Robert Stansky is the head of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

John Roth (consumer discretionary) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Mr. Roth joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the MIT Sloan School of Management. Previously, he was an equity trader with Tucker Anthony in Boston from 1992 to 1997.

Robert Lee (consumer staples) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Matthew Friedman (energy) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Steven Kaye (health care) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, portfolio manager and assistant director of equity research.

John Avery (industrials, materials) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Adam Hetnarski (technology) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1991, Mr. Hetnarski has worked as a research analyst and portfolio manager.

Douglas Simmons (telecommunications services, utilities) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. Previously, Mr. Simmons was with Hicks, Muse, Tate & Furst from September 1999 until July of 2001.

Pierre Sorel (financials) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager managing funds for investors outside the United States.

Supplement to the
Fidelity® Balanced Fund
Class K
May 4, 2008
Prospectus

Effective October 1, 2008, the following information replaces the 4th and 5th bullets under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 3.

  With respect to the fund's equity investments, allocating the fund's assets across different market sectors, using different Fidelity managers.
  With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.

Effective October 1, 2008, the following information replaces the Fidelity Balanced Hybrid Composite Index description on page 5.

Fidelity Balanced Hybrid Composite Index is a hypothetical representation of the performance of the fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to represent the fund's investment categories when calculating the composite index: equity - the Russell 3000® Value Index and the Russell 3000 Index for periods prior to October 1, 2008, and the S&P 500 beginning October 1, 2008, and bond - the Lehman Brothers® U.S. Aggregate Index.

Effective October 1, 2008, the following information replaces the 4th paragraph under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 7.

FMR allocates the equity portion of the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities.

FMR expects the fund's equity sector allocations will approximate the sector weightings of the S&P 500. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

With respect to the fund's equity investments, FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

BAL-K-08-02 September 25, 2008
1.878258.101

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on page 20.

FMR's Multi-Manager Group is lead manager of Balanced Fund.

Robert Stansky is the head of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

John Roth (consumer discretionary) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Mr. Roth joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the MIT Sloan School of Management. Previously, he was an equity trader with Tucker Anthony in Boston from 1992 to 1997.

Robert Lee (consumer staples) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Matthew Friedman (energy) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Steven Kaye (health care) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, portfolio manager and assistant director of equity research.

John Avery (industrials, materials) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Adam Hetnarski (technology) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1991, Mr. Hetnarski has worked as a research analyst and portfolio manager.

Douglas Simmons (telecommunications services, utilities) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. Previously, Mr. Simmons was with Hicks, Muse, Tate & Furst from September 1999 until July of 2001.

Pierre Sorel (financials) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager managing funds for investors outside the United States.